Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	81,795,590
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000
Common stock, shares issued	51,965,765	51,815,765
Common stock, shares outstanding	50,982,432	50,832,432
Treasury stock, shares cost	983,333	983,333	210,166
Series F Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	9,088,398
Convertible Preferred Stock, shares issued		0	1,136,049
Convertible Preferred Stock, shares outstanding		0	1,136,049
Series E Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	9,008,324
Convertible Preferred Stock, shares issued		0	6,756,246
Convertible Preferred Stock, shares outstanding		0	6,756,246
Series D Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	2,679,397
Convertible Preferred Stock, shares issued		0	2,679,397
Convertible Preferred Stock, shares outstanding		0	2,679,397
Series C Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	4,101,409
Convertible Preferred Stock, shares issued		0	4,101,409
Convertible Preferred Stock, shares outstanding		0	4,101,409
Series B Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	1,281,402
Convertible Preferred Stock, shares issued		0	1,281,402
Convertible Preferred Stock, shares outstanding		0	1,281,402
Series A Redeemable, Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	3,938,098
Convertible Preferred Stock, shares issued		0	3,938,098
Convertible Preferred Stock, shares outstanding		0	3,938,098
Previously Reported
Common stock, shares authorized		110,000,000	81,795,590
Common stock, shares issued		51,815,765	19,381,330
Common stock, shares outstanding		50,832,432	19,171,165